Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Current income taxes:
Total current income taxes	$ 37,047
Deferred income taxes:
Total deferred income taxes
Total income tax expenses	37,047	$ 110,177
BVI [Member]
Current income taxes:
Total current income taxes
Deferred income taxes:
Total deferred income taxes
Hong Kong [Member]
Current income taxes:
Total current income taxes	37,047
Deferred income taxes:
Total deferred income taxes
The PRC [Member]
Current income taxes:
Total current income taxes
Deferred income taxes:
Total deferred income taxes
Cayman Islands [Member]
Current income taxes:
Total current income taxes
Deferred income taxes:
Total deferred income taxes